Share-Based Payments - Additional Information (Details) $ / shares in Units, € in Thousands, $ in Millions					12 Months Ended
	Feb. 07, 2025 EUR (€) shares	Feb. 07, 2025 USD ($) shares	Nov. 16, 2021	Jul. 22, 2021 USD ($) $ / shares shares	Dec. 31, 2025 EUR (€) EquityInstruments shares item	Dec. 31, 2024 EUR (€) shares EquityInstruments	Dec. 31, 2023 EUR (€) EquityInstruments shares	Dec. 31, 2021	Oct. 01, 2023 EUR (€) shares	Nov. 06, 2021 $ / shares
Share-based payments
Share-based compensation expense					€ 11,500	€ 3,500
Amortization of capitalized sport rights					€ 270,162	€ 233,945	€ 160,018
Exercisable shares | shares					3,922,664	2,999,684	2,076,704
License agreement term				10 years
MLB Agreement
Share-based payments
Issuance of ordinary shares | $		$ 35.5
2021 Plan
Share-based payments
Share based arrangement unrecognized compensation cost period								4 years
2021 Plan | Vesting period for certain cases
Share-based payments
Share based arrangement unrecognized compensation cost period								1 year
Personnel expenses | 2021 Plan
Share-based payments
Share-based compensation expense					€ 42,400	€ 35,000	€ 38,100
Operating expenses | 2021 Plan
Share-based payments
Share-based compensation expense					1,000	900	1,000
NBA Warrants
Share-based payments
Partnership agreement term			8 years
Percentage of entity outstanding Class A ordinary shares exercisable on vesting of warrants										3.00%
Class of warrant or right exercise price of warrants or rights | $ / shares										$ 0.01
Vesting term of warrants			8 years
Percentage of warrants vesting on date of agreement								20.00%		20.00%
Percentage of warrants vesting on license approval date									100.00%
Warrants measured at fair value recorded as intangible asset									€ 87,300
Additional paid in capital							52,000
Amortization of capitalized sport rights					€ 10,900	€ 10,900	3,600
Exercisable shares | shares					922,980	922,980
Warrants exercised | item					0
NHL Warrants
Share-based payments
Class of warrant or right number of shares called by warrants or rights | shares				1,353,740
Amortization of capitalized sport rights					€ 3,100	€ 3,100	3,100
Class of warrant or right subscription price of warrants or rights | $ / shares				$ 23.45
Adjustment to paid in capital fair value of equity instruments granted					€ 28,000	€ 28,000	€ 28,000
Restricted share units | 2021 Plan
Share-based payments
Share based arrangement unrecognized compensation cost period					2 years 22 days	2 years 1 month 2 days
Warrants exercised | EquityInstruments					3,297,751	2,024,893	1,400,697
Performance Share Units | Executive Omnibus Plan
Share-based payments
Share based arrangement unrecognized compensation cost period					2 years 7 months 6 days	3 years 4 months 24 days
Percentage of vesting of award					0.333
Warrants exercised | shares					114,205
Option To Acquire Class A Shares
Share-based payments
Class of warrant or right exercise price of warrants or rights | $ / shares				$ 8.96
Class of warrant or right number of shares called by warrants or rights | shares	1,855,724	1,855,724		1,116,540					9,229,797
Additional offering | $				$ 30.0
MLB Award
Share-based payments
Amortization of capitalized sport rights					€ 4,300
Warrants exercised | EquityInstruments					231,965
Adjustment to paid in capital fair value of equity instruments granted	€ 34,200